Description of the business and Group composition (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information

The subsidiaries included in the consolidation as at December 31, 2018, 2017 and January 1, 2017, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2018	Percentage of 31/12/2017	Percentage of 01/01/2017	Share/quota capital		Ownership registered office	Activity

Italsofa Nordeste S/A	100.00	100.00	100.00	BRL	157,654,283	Salvador de Bahia, Brazil	(1)
Natuzzi (China) Ltd	100.00	100.00	100.00	CNY	106,414,300	Shanghai, China	(1)
Italsofa Romania S.r.l.	100.00	100.00	100.00	RON	109,271,750	Baia Mare, Romania	(1)
Natco S.p.A.	99.99	99.99	99.99	EUR	4,420,000	Santeramo in Colle, Italy	(2)
I.M.P.E. S.p.A.	100.00	100.00	100.00	EUR	1,000,000	Bari, Italy	(3)
Nacon S.p.A.	100.00	100.00	100.00	EUR	2,800,000	Santeramo in Colle, Italy	(4)
Lagene S.r.l.	100.00	100.00	100.00	EUR	10,000	Santeramo in Colle, Italy	(4)
Natuzzi Americas Inc.	100.00	100.00	100.00	USD	89	High Point, N. Carolina, USA	(4)
Natuzzi Iberica S.A.	100.00	100.00	100.00	EUR	386,255	Madrid, Spain	(4)
Natuzzi Switzerland AG	100.00	100.00	100.00	CHF	2,000,000	Dietikon, Switzerland	(4)
Natuzzi Benelux S.A.	—	100.00	100.00	EUR	312,000	Herentals, Belgium	(4)
Natuzzi Germany Gmbh	100.00	100.00	100.00	EUR	25,000	Köln, Germany	(4)
Natuzzi Japan KK	100.00	100.00	100.00	JPY	28,000,000	Tokyo, Japan	(4)
Natuzzi Services Limited	100.00	100.00	100.00	GBP	25,349,353	London, UK	(4)
Natuzzi Trading (Shanghai) Co., Ltd	—	100.00	100.00	CNY	13,891,783	Shanghai, China	(4)
Natuzzi Russia OOO	100.00	100.00	100.00	RUB	109,138	Moscow, Russia	(4)
Natuzzi India Furniture PVT Ltd	100.00	100.00	100.00	INR	16,200,000	New Delhi, India	(4)
Natuzzi Florida LLC	51.00	51.00	51.00	USD	4,155,186	High Point, N. Carolina, USA	(4)
Natmex S.DE.R.L.DE.C.V	99.00	99.00	—	MXN	69,195,993	Mexico City, Mexico	(4)
Natuzzi France S.a.s.	100.00	100.00	100.00	EUR	200,100	Paris, France	(4)
Softaly (Furniture) Shanghai Co. Ltd	96.50	96.50	96.50	CNY	100,000	Shanghai, China	(4)
Natuzzi Netherlands Holding	100.00	100.00	100.00	EUR	34,605,000	Amsterdam, Holland	(5)
New Comfort S.r.l.	100.00	100.00	100.00	EUR	20,000	Santeramo in Colle, Italy	(6)
Italsofa Shanghai Ltd	96.50	96.50	96.50	CNY	124,154,580	Shanghai, China	(6)
Natuzzi Trade Service S.r.l.	100.00	100.00	100.00	EUR	14,000,000	Santeramo in Colle, Italy	(6)
Natuzzi Oceania PTI Ltd	100.00	100.00	100.00	AUD	320,002	Sydney, Australia	(6)

(1)	Manufacture and distribution
(2)	Intragroup leather dyeing and finishing
(3)	Production and distribution of polyurethane foam
(4)	Services and distribution
(5)	Investment holding
(6)	Dormant